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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1355

                                 The Alger Funds

                       ----------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003

          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1.  Schedule of Investments.




THE ALGER FUNDS
ALGER LARGECAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2007


COMMON STOCKS-99.8%                                   SHARES          VALUE
                                                    -----------    ------------
AEROSPACE & DEFENSE-3.7%
Boeing Company                                           53,950    $  4,831,762
General Dynamics Corporation                             87,300       6,822,495
L-3 Communications Holdings, Inc.                        51,370       4,229,806
                                                                   ------------
                                                                     15,884,063
                                                                   ------------

BEVERAGES-1.5%
PepsiCo, Inc.                                            94,000       6,132,560
                                                                   ------------

BIOTECHNOLOGY-2.5%
Amgen Inc.                                               96,485       6,789,649
Gilead Sciences, Inc.                                    60,000       3,859,200
                                                                   ------------
                                                                     10,648,849
                                                                   ------------

CAPITAL MARKETS-2.7%
Bear Stearns Companies Inc.                              27,500       4,533,375
Goldman Sachs Group, Inc.                                32,270       6,846,403
                                                                   ------------
                                                                     11,379,778
                                                                   ------------

COMMUNICATION EQUIPMENT-4.9%
Cisco Systems, Inc.*                                    275,385       7,322,487
Corning Incorporated*                                   225,400       4,697,336
Research In Motion Limited*                              68,970       8,812,987
                                                                   ------------
                                                                     20,832,810
                                                                   ------------

COMPUTERS & PERIPHERALS-7.7%
Apple Computer, Inc.*                                   128,985      11,057,884
EMC Corporation *                                       281,100       3,932,589
Hewlett-Packard Company                                  80,800       3,497,024
Memc Electronic Materials, Inc.*                        270,085      14,152,454
                                                                   ------------
                                                                     32,639,951
                                                                   ------------

CONGLOMERATE-1.8%
ITT Industries, Inc.                                    129,500       7,724,675
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES-1.6%
AT&T Corp.                                              180,100       6,777,163
                                                                   ------------

EDUCATION-.9%
Laureate Education Inc.*                                 62,700       3,783,318
                                                                   ------------

ELECTRONICS-1.8%
Nintendo Co., Ltd ADR#                                  208,100       7,655,791
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-1.0%
Emerson Electric Co.                                     96,850    $  4,355,345
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-4.4%
Cameron International Corp.*                            102,500       5,381,250
National-Oilwell Varco Inc.*                            113,335       6,872,634
Schlumberger Limited                                     67,355       4,276,369
Transocean Inc.*                                         29,100       2,251,467
                                                                   ------------
                                                                     18,781,720
                                                                   ------------

FINANCE-1.1%
Intercontinental Exchange Inc. *                         37,350       4,876,043
                                                                   ------------

FINANCIAL SERVICES-4.3%
AllianceBernstein Holding LP                             28,600       2,576,574
Chicago Mercantile Exchange Holdings Inc.                 8,015       4,514,850
Hong Kong Exchanges & Clearing Limited                  233,000       2,527,435
Industrial and Commercial Bank Of China*              3,690,200       2,140,862
UBS AG                                                  104,300       6,571,943
                                                                   ------------
                                                                     18,331,664
                                                                   ------------

FOOD & STAPLES RETAILING-2.8%
Walgreen Co.                                            185,200       8,389,560
Whole Foods Market, Inc.                                 81,000       3,498,390
                                                                   ------------
                                                                     11,887,950
                                                                   ------------

HEALTH & PERSONAL CARE-.8%
Brookdale Senior Living Inc.                             71,365       3,425,520
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-1.4%
Baxter International Inc.                                44,620       2,215,829
Intuitive Surgical, Inc.*                                38,000       3,739,580
                                                                   ------------
                                                                      5,955,409
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-4.0%
Health Net Inc.*                                        219,870      10,709,868
Quest Diagnostics Incorporated                          121,000       6,350,080
                                                                   ------------
                                                                     17,059,948
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-3.8%
International Game Technology                           118,300       5,141,318
Melco PBL Entertainment (Macau) Limited*                 87,400       1,690,316
Royal Caribbean Cruises Ltd.                            117,205       5,266,021
Starbucks Corporation*                                   62,200       2,173,268
Wyndham Worldwide Corporation*                           65,800       2,052,960
                                                                   ------------
                                                                     16,323,883
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
HOUSEHOLD DURABLES-.8%
Harman International Industries, Incorporated            37,200    $  3,518,004
                                                                   ------------

HOUSEHOLD PRODUCTS-2.3%
Procter & Gamble Company                                147,815       9,588,759
                                                                   ------------

INDUSTRIAL CONGLOMERATES-2.5%
General Electric Company                                178,200       6,424,110
3M Co.                                                   54,700       4,064,210
                                                                   ------------
                                                                     10,488,320
                                                                   ------------

INSURANCE-1.6%
Hartford Financial Services Group, Inc. (The)            70,205       6,663,157
                                                                   ------------

INTERNET & CATALOG RETAIL-3.0%
eBay Inc.*                                              387,475      12,550,315
                                                                   ------------

INTERNET SOFTWARE & SERVICES-4.3%
Google Inc. Cl. A*                                       29,925      15,001,403
Yahoo! Inc. *                                           117,400       3,323,594
                                                                   ------------
                                                                     18,324,997
                                                                   ------------

MACHINERY-1.2%
Caterpillar Inc.                                         42,600       2,729,382
Joy Global Inc.                                          48,125       2,236,369
                                                                   ------------
                                                                      4,965,751
                                                                   ------------

MEDIA-2.3%
Disney (Walt) Company                                    89,200       3,137,164
News Corporation Cl. A                                   46,100       1,071,825
XM Satellite Radio Holdings Inc. Cl. A*                 382,240       5,431,630
                                                                   ------------
                                                                      9,640,619
                                                                   ------------

METALS & MINING-4.2%
Freeport-McMoRan Copper & Gold, Inc. Cl. B              105,485       6,066,442
Goldcorp, Inc.                                          226,900       6,287,399
Phelps Dodge Corporation                                 44,000       5,438,400
                                                                   ------------
                                                                     17,792,241
                                                                   ------------

MULTILINE RETAIL-1.6%
Federated Department Stores, Inc.                       164,175       6,811,621
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
OIL & GAS-2.2%
EOG Resources, Inc.                                      61,700    $  4,265,321
Valero Energy Corporation                                92,500       5,020,900
                                                                   ------------
                                                                      9,286,221
                                                                   ------------

PHARMACEUTICALS-1.8%
Sepracor Inc.*                                           74,200       4,233,850
Wyeth                                                    72,600       3,587,166
                                                                   ------------
                                                                      7,821,016
                                                                   ------------

REAL ESTATE-1.4%
Jones Lang LaSalle Incorporated                          55,455       5,795,048
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.0%
Intel Corporation                                       196,100       4,110,256
                                                                   ------------

SOFTWARE-6.0%
Adobe Systems Incorporated                               91,200       3,544,944
Electronic Arts Inc.*                                    43,700       2,184,999
Microsoft Corporation                                   356,830      11,011,774
Symantec Corporation*                                   287,405       5,089,943
TomTom NV*                                               92,500       3,853,716
                                                                   ------------
                                                                     25,685,376
                                                                   ------------

SPECIALTY RETAIL-2.3%
Best Buy Co., Inc.                                       80,965       4,080,636
Home Depot, Inc.                                         45,225       1,842,467
The Gap, Inc.                                           191,100       3,663,387
                                                                   ------------
                                                                      9,586,490
                                                                   ------------

TOBACCO-2.6%
Altria Group, Inc.                                      124,335      10,865,636
                                                                   ------------

TRANSPORTATION-1.4%
Textron Inc.                                             61,510       5,730,887
                                                                   ------------

UTILITIES-1.1%
Veolia Environnement                                     67,795       4,780,903
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-3.6%
American Tower Corporation Cl. A*                       203,005       8,085,689
NII Holdings Inc. Cl. B*                                 99,255       7,325,019
                                                                   ------------
                                                                     15,410,708
                                                                   ------------

Total Common Stocks                                                 423,872,765
  (Cost $387,742,572)                                              ------------

PURCHASED OPTIONS- .1%                               CONTRACTS         VALUE
                                                     ---------     ------------
PUT OPTIONS
Google Inc. Cl A*/Mar/490+                                  150    $    270,000
Intuitive Surgical/April/95+                                380         212,800
                                                                   ------------
TOTAL PURCHASED PUT OPTIONS
  (COST $681,271)                                                       482,800
                                                                   ------------


                                                     PRINCIPAL
SHORT-TERM INVESTMENTS-2.4%                           AMOUNT
U.S. AGENCY OBLIGATIONS                             ----------
Federal Home Loan Banks, 4.88% 2/1/07               $10,064,000      10,064,000
  (Cost $10,064,000)                                                 ----------


TOTAL INVESTMENTS
  (Cost $398,487,843)(a)                                  102.4%    434,419,565
Liabilities in Excess of Other Assets                      (2.4)    (10,270,106)
                                                    -----------    ------------
NET ASSETS                                                100.0%   $424,149,459
                                                    ===========    ============

----------
 * Non-income producing security.

 # American Depositary Receipts.

(a) At January 31, 2007, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $398,487,843 amounted to $35,661,722 which consisted of aggregate gross unrealized appreciation of $40,727,425 and aggregate gross unrealized depreciation of $5,065,703.

 + All or a portion of the securities are pledged as collateral for options written.

THE ALGER FUND
ALGER LARGECAP GROWTH FUND
SCHEDULE OF OPTIONS WRITTEN
January 31, 2007

                                                    SHARES SUBJECT TO
CALL OPTIONS WRITTEN                         CONTRACTS   CALL/PUT       VALUE
                                             ---------   --------    ----------
Google Inc. Cl A*/Mar/30                           150     15,000    $  198,000
Intuitive Surgical/April/130                       380     38,000        24,700
Memc Electronic Materials/April/50                 590     59,000       330,400
Memc Electronic Materials/April/45               1,155    115,500     1,062,600
                                                                     ----------
TOTAL
(Premiums Received $875,894)                                          1,615,700
                                                                     ----------

PUT OPTIONS WRITTEN
Google Inc. Cl A*/Mar/450                          150     15,000       108,000
Intuitive Surgical/April/75                        380     38,000        32,300
                                                                     ----------
TOTAL
(Premiums Received $245,164)                                            140,300
                                                                     ----------

TOTAL OPTIONS WRITTEN
(Premiums Received $1,121,058)                                       $1,450,000
                                                                     ==========

THE ALGER FUNDS
ALGER MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2007


COMMON STOCKS- 100.1%                                  SHARES          VALUE
                                                    -----------    ------------
AEROSPACE & DEFENSE- 4.4%
Armour Holdings, Inc.*                                  173,547    $ 10,499,594
BE Aerospace, Inc.*                                     277,650       8,268,417
L-3 Communications Holdings, Inc.                        90,400       7,443,536
                                                                   ------------
                                                                     26,211,547
                                                                   ------------

AUTO EQUIPMENT & SERVICE- .7%
Tenneco Inc.*                                           187,455       4,358,329
                                                                   ------------

BIOTECHNOLOGY- 1.5%
Affymetrix Inc.*                                        131,300       3,277,248
Cephalon, Inc.*                                          63,730       4,614,689
Neurocrine Biosciences, Inc.*                            88,300       1,234,434
                                                                   ------------
                                                                      9,126,371
                                                                   ------------

BUSINESS SERVICES- .7%
TeleTech Holdings Inc.*                                 169,700       4,573,415
                                                                   ------------

CAPITAL MARKETS- 3.8%
Affiliated Managers Group, Inc.*                         59,002       6,572,823
National Financial Partners Corporation                 152,000       7,463,200
TD Ameritrade Holding Corp.                             483,900       8,560,191
                                                                   ------------
                                                                     22,596,214
                                                                   ------------

COMMERCIAL BANKS- 1.5%
Northern Trust Corporation                              146,900       8,924,175
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES- 2.9%
Allied Waste Industries Inc.                            708,400       9,060,436
Net 1 UEPS Technologies, Inc.*                          315,340       8,545,714
                                                                   ------------
                                                                     17,606,150
                                                                   ------------

COMMUNICATION EQUIPMENT- 1.7%
Research In Motion Limited*                              82,300      10,516,294
                                                                   ------------

COMPUTERS & PERIPHERALS- 2.8%
Isilon Systems, Inc.*                                   117,100       2,703,839
Memc Electronic Materials, Inc.*                        270,345      14,166,078
                                                                   ------------
                                                                     16,869,917
                                                                   ------------

COMPUTER SERVICES- .7%
CNET Networks, Inc.*                                    421,700       3,858,555
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
COMPUTER TECHNOLOGY- 1.2%
Atheros Communications*                                 236,365    $  5,616,032
NAVTEQ*                                                  43,735       1,551,718
                                                                   ------------
                                                                      7,167,750
                                                                   ------------

CONGLOMERATE- 1.9%
ITT Industries, Inc.                                    189,700      11,315,605
                                                                   ------------

CONSTRUCTION & ENGINEERING- 2.0%
McDermott International, Inc.*                          230,975      11,927,549
                                                                   ------------

DRUGS & PHARMACEUTICALS- 2.0%
Pharmaceutical Product Development, Inc.                 85,100       2,935,950
United Therapeutics Corporation*                        164,950       8,841,320
                                                                   ------------
                                                                     11,777,270
                                                                   ------------

ELECTRIC AND ELECTRONIC EQUIPMENT- 1.3%
Roper Industries, Inc.                                  150,860       7,832,651
                                                                   ------------

ELECTRONICS- 2.1%
Nintendo Co., Ltd ADR#                                  335,040      12,325,787
                                                                   ------------

ENERGY EQUIPMENT & SERVICES- 6.0%
BJ Services Company                                     129,500       3,581,970
Cameron International Corp.*                            208,575      10,950,188
Nabors Industries Ltd.*                                 122,300       3,703,244
National-Oilwell Varco Inc.*                            190,380      11,544,643
Suntech Power Holdings Co., Ltd. ADR*#                  169,500       6,237,600
                                                                   ------------
                                                                     36,017,645
                                                                   ------------

FINANCE- 1.1%
Intercontinental Exchange Inc. *                         29,400       3,838,170
WNS Holdings Limited*                                    86,600       2,932,276
                                                                   ------------
                                                                      6,770,446
                                                                   ------------

FINANCIAL SERVICES- 4.1%
AllianceBernstein Holding LP                             62,300       5,612,607
Hong Kong Exchanges & Clearing Limited                  273,475       2,966,482
Hudson City Bancorp Inc.                                217,350       2,992,910
International  Securities Exchange, Inc.                 54,140       2,243,020
Lazard Ltd.                                             154,900       7,862,723
Wadell & Reed Financial, Inc.                           117,600       3,018,792
                                                                   ------------
                                                                     24,696,534
                                                                   ------------

FOOD & STAPLES RETAILING- 1.0%
Whole Foods Market, Inc.                                133,900       5,783,141
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
HEALTH & PERSONAL CARE- 1.5%
Brookdale Senior Living Inc.                            180,600    $  8,668,800
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES- 2.6%
Illumina, Inc.*                                          74,200       3,031,070
Intuitive Surgical, Inc.*                                80,000       7,872,800
Mentor Corporation                                       85,643       4,366,937
                                                                   ------------
                                                                     15,270,807
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES- 5.2%
Health Net Inc.*                                        183,650       8,945,592
McKesson Corporation                                     80,300       4,476,725
Psychiatric Solutions, Inc.*                            278,810      10,856,861
Quest Diagnostics Incorporated                          112,900       5,924,992
                                                                   ------------
                                                                     30,204,170
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE- 7.2%
Cheesecake Factory Incorporated (The)*                  308,800       8,532,143
International Game Technology                           159,700       6,940,562
Orient-Express Hotels Ltd. Cl. A                        155,000       7,385,750
Royal Caribbean Cruises Ltd.                            163,490       7,345,606
Scientific Games Corporation*                           121,990       3,786,570
Starbucks Corporation*                                   86,000       3,004,840
Wyndham Worldwide Corporation*                          166,300       5,188,560
                                                                   ------------
                                                                     42,184,031
                                                                   ------------

HOUSEHOLD DURABLES- .7%
Harman International Industries, Incorporated            43,600       4,123,252
                                                                   ------------

INTERNET & CATALOG RETAIL- 3.2%
Coldwater Creek Inc.*                                   159,500       2,974,675
eBay Inc.*                                              185,500       6,008,344
Netflix  Inc.*                                          453,440      10,338,432
                                                                   ------------
                                                                     19,321,451
                                                                   ------------

INTERNET SOFTWARE & SERVICES- 2.3%
Allscripts Healthcare Solutions, Inc.*                  354,185      10,838,061
DealerTrack Holdings Inc.*                              107,350       2,975,742
                                                                   ------------
                                                                     13,813,803
                                                                   ------------

LEISURE & ENTERTAINMENT- 1.0%
Vail Resorts Inc.                                       131,200       6,068,000
                                                                   ------------

MACHINERY - OIL WELL EQUIPMENT & SERVICES- .5%
Patterson-UTI Energy, Inc.                              122,900       2,968,035
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
MEDIA- 5.4%
Dolby Laboratories Inc. Cl. A*                           47,200    $  1,581,200
DreamWorks Animation SKG, Inc. Cl. A*                   256,100       7,216,898
Focus Media Holding Limited ADR*#                        63,360       5,237,338
Lamar Advertising Company, Cl. A*                        38,400       2,545,151
Regal Entertainment Group                               468,700      10,545,750
XM Satellite Radio Holdings Inc. Cl. A*                 350,370       4,978,758
                                                                   ------------
                                                                     32,105,095
                                                                   ------------

MEDICAL PRODUCTS- .5%
Metabolix, Inc.*                                        190,100       3,037,798
                                                                   ------------

METALS- 2.4%
SXR Uranium One, Inc.*                                  377,300       4,957,722
Yamana Gold, Inc.                                       674,300       9,089,564
                                                                   ------------
                                                                     14,047,286
                                                                   ------------

METALS & MINING- 1.8%
Goldcorp, Inc.                                          109,100       3,023,161
Paladin Resources Limited*                              451,060       3,076,229
Southern Copper Corp.                                    74,400       4,650,000
                                                                   ------------
                                                                     10,749,390
                                                                   ------------

OIL & GAS- .2%
Denbury Resources Inc. *                                 46,245       1,280,987
                                                                   ------------

OIL AND GAS EXPLORATION SERVICES- .7%
Petrobank Energy and Resources Ltd.*                    259,800       4,128,222
                                                                   ------------


PERSONAL PRODUCTS- .5%
Bare Escentuals, Inc.*                                   82,742       3,019,256
                                                                   ------------

PHARMACEUTICALS- 2.2%
Barr Laboratories, Inc.*                                109,900       5,881,848
Endo Pharmaceuticals Holdings Inc.*                     102,300       3,142,656
Sepracor Inc.*                                           74,000       4,222,440
                                                                   ------------
                                                                     13,246,944
                                                                   ------------

PHOTOGRAPHY- .4%
Shutterfly, Inc.*                                       216,600       2,898,108
                                                                   ------------

REAL ESTATE- 1.9%
Jones Lang LaSalle Incorporated                         105,570      11,032,064
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
RETAIL- 1.8%
Sothebys Holdings Inc., Cl A                            294,300    $ 10,912,644
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT- 1.0%
SiRF Technology Holdings, Inc.*                         211,555       6,211,255
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 3.2%
Altera Corporation *                                     73,400       1,471,670
Tessera Technologies Inc.*                              267,700      10,236,848
Trident Microsystems, Inc.*                             348,100       7,264,847
                                                                   ------------
                                                                     18,973,365
                                                                   ------------

SOFTWARE- 2.4%
Activision, Inc*                                        497,485       8,472,170
Electronic Arts Inc.*                                    29,700       1,485,000
VeriFone Holdings Inc.*                                 111,600       4,460,652
                                                                   ------------
                                                                     14,417,822
                                                                   ------------

SPECIALTY RETAIL- 3.1%
Chico's FAS, Inc.*                                      114,800       2,397,024
Gamestop Corp Cl. A*                                    197,150      10,533,725
Petsmart, Inc.                                          188,400       5,753,736
                                                                   ------------
                                                                     18,684,485
                                                                   ------------

TEXTILES & APPAREL- 1.2%
Iconix Brand Group, Inc.*                               365,800       7,283,078
                                                                   ------------

UTILITIES- 1.0%
Veolia Environnement                                     86,570       6,104,916
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES- 2.8%
NII Holdings Inc. Cl. B*                                124,890       9,216,882
SBA Communications Corporation Cl. A*                   205,830       6,115,209
                                                                   ------------
                                                                     15,332,091
                                                                   ------------

Total Common Stocks                                                 596,342,500
  (Cost $546,800,727)                                              ------------

PURCHASED OPTIONS

PUT OPTIONS                                          CONTRACTS         VALUE
                                                    -----------    ------------
Intuitive Surgical/April /95+
    (Cost $801,728)                                         800    $    448,000
                                                                   ------------

CALL OPTIONS
Netflix Inc./February/27.50+
  (Cost $797,809)                                         9,022           9,022
                                                                   ------------

Total Purchased Options
  (Cost $1,599,537)                                                     457,022
                                                                   ------------


Total Investments
  (Cost $548,400,264)(a)                                  100.1%    596,799,522
Liabilities in Excess of Other Assets                      (0.1)       (814,114)
                                                    -----------    ------------
Net Assets                                                100.0%   $595,985,408
                                                    ===========    ============

----------
 *  Non-income producing security.

 #  American Depositary Receipts.

(a) At January 31, 2007, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $548,400,264 amounted to $48,399,259 which consisted of aggregate gross unrealized appreciation of $54,824,422 and aggregate gross unrealized depreciation of $6,425,163.

 + All or a portion of the securities are pledged as collateral for options written.

THE ALGER FUNDS
ALGER MIDCAP GROWTH FUND
SCHEDULE OF OPTIONS WRITTEN
January 31, 2007


                                                      SHARES SUBJECT
CALL OPTIONS WRITTEN                       CONTRACTS    TO CALL/PUT     VALUE
                                           ---------    -----------  ----------
Intuitive Surgical/April /130                    800       80,000    $   52,000
Memc Electronic Materials/April/50               660       66,000       369,600
Memc Electronic Materials/April/45             1,350      135,000     1,242,000
                                                                     ----------
TOTAL
  (PREMIUMS RECEIVED $968,680)                                        1,663,600
                                                                     ----------

PUT OPTIONS WRITTEN
Intuitive Surgical/April /75                     800       80,000        68,000
                                                                     ----------
TOTAL
  (PREMIUMS RECEIVED $267,616)                                           68,000
                                                                     ----------

TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $1,236,296)                                     $1,740,622
                                                                     ==========

THE ALGER FUNDS
ALGER SMALLCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2007


COMMON STOCKS-94.2%                                    SHARES          VALUE
                                                    -----------    ------------
ADVERTISING-1.2%
24/7 Real Media, Inc. *                                 434,100    $  4,388,751
                                                                   ------------

AEROSPACE & DEFENSE-3.0%
BE Aerospace, Inc.*                                     150,600       4,484,868
Esterline Technologies Corporation*                      85,450       3,415,436
SI International Inc.*                                  107,250       3,094,163
                                                                   ------------
                                                                     10,994,467
                                                                   ------------

AIRLINES-.7%
AirTran Holdings, Inc.*                                 237,950       2,634,106
                                                                   ------------

APPAREL-.6%
Gymboree Corp*                                           52,950       2,292,205
                                                                   ------------

AUTO COMPONENTS-.5%
LKQ Corporation*                                         82,500       1,767,150
                                                                   ------------

AUTO. EQUIPMENT & SERVICES-.7%
Tenneco Inc.*                                           113,500       2,638,875
                                                                   ------------

BIOTECHNOLOGY-2.3%
Alexion Pharmaceuticals, Inc.*                           48,800       2,028,616
InterMune Inc.*                                          80,800       2,828,000
Neurocrine Biosciences, Inc.*                           132,300       1,849,554
Regeneron Pharmaceuticals, Inc.*                         84,700       1,684,683
                                                                   ------------
                                                                      8,390,853
                                                                   ------------

BUILDING & CONSTRUCTION-.8%
North American Energy Partner*                          163,300       2,798,962
                                                                   ------------

BUSINESS SERVICES-1.1%
TeleTech Holdings Inc.*                                 147,700       3,980,515
                                                                   ------------

CAPITAL MARKETS-1.2%
Greenhill & Co., Inc.                                    60,050       4,499,546
                                                                   ------------

CHEMICALS-.8%
Zoltek Companies, Inc.*                                 113,000       3,019,360
                                                                   ------------

COMMERCIAL BANKS-3.0%
Boston Private Financial Holdings, Inc.                 141,050       4,079,166
Signature Bank*                                         110,000       3,642,100
Wintrust Financial Corporation                           67,900       3,109,141
                                                                   ------------
                                                                     10,830,407
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
COMMERCIAL SERVICES & SUPPLIES-2.8%
American Reprographics Co.*                             116,400    $  3,645,648
FTI Consulting, Inc.*                                   135,700       3,719,537
Gevity HR, Inc.                                         119,600       2,639,572
                                                                   ------------
                                                                     10,004,757
                                                                   ------------

COMMUNICATION EQUIPMENT-2.1%
Polycom, Inc.*                                          116,300       3,910,006
Sonus Networks, Inc.*                                   493,800       3,575,112
                                                                   ------------
                                                                      7,485,118
                                                                   ------------

COMMUNICATION TECHNOLOGY-1.1%
Dobson Communications Corp.                             420,900       4,078,521
                                                                   ------------

COMPUTER SERVICES-1.1%
Internap Network Services Corporation*                  214,210       3,907,190
                                                                   ------------

COMPUTER TECHNOLOGY-1.2%
Atheros Communications*                                 174,100       4,136,616
                                                                   ------------

CONSTRUCTION & ENGINEERING-2.2%
URS Corporation*                                         97,100       4,172,387
Williams Scotsman International Inc.*                   180,400       3,647,688
                                                                   ------------
                                                                      7,820,075
                                                                   ------------

DRUG DISTRIBUTION-.9%
Hecla Mining Co.                                        431,200       3,074,456
                                                                   ------------

DRUGS & PHARMACEUTICALS-1.0%
United Therapeutics Corporation*                         64,900       3,478,640
                                                                   ------------

ELECTRIC SERVICES-1.2%
ITC Holdings Corp.*                                      99,300       4,319,550
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-1.9%
Dril-Quip Inc.                                           84,100       3,128,520
Horizon Offshore, Inc.*                                 216,260       3,633,168
                                                                   ------------
                                                                      6,761,688
                                                                   ------------

FINANCE-.9%
WNS Holdings Limited*                                    96,500       3,267,490
                                                                   ------------

FINANCIAL INFORMATION SERVICES-.7%
GFI Group Inc.*                                          41,500       2,655,170
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
FINANCIAL SERVICES-1.9%
Cohen & Steers, Inc.                                     89,000    $  4,338,750
International  Securities Exchange, Inc.                 59,900       2,481,657
                                                                   ------------
                                                                      6,820,407
                                                                   ------------

FOOD & BEVERAGES-1.1%
Hain Celestial Group Inc. (The)*                        136,500       4,013,100
                                                                   ------------

HEALTH CARE-1.0%
Gentiva Health Services Inc.*                           174,800       3,461,040
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-4.1%
Hologic, Inc.*                                           78,350       4,352,342
Illumina, Inc.*                                          92,950       3,797,008
Thoratec Corporation*                                   162,400       2,924,824
Ventana Medical Systems, Inc.*                           84,150       3,542,715
                                                                   ------------
                                                                     14,616,889
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-4.4%
Parexel International Corporation*                      138,482       4,535,286
Psychiatric Solutions, Inc.*                            115,800       4,509,252
Sierra Health Services, Inc.*                           106,600       4,285,320
WellCare Health Plans Inc.*                              32,350       2,506,478
                                                                   ------------
                                                                     15,836,336
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-1.1%
Orient-Express Hotels Ltd. Cl. A                         83,750       3,990,688
                                                                   ------------

INSURANCE-1.8%
First Mercury Financial Corporation*                    132,200       2,895,180
Ohio Casualty Corporation                               119,950       3,543,323
                                                                   ------------
                                                                      6,438,503
                                                                   ------------

INTERNET & CATALOG RETAIL-2.0%
Coldwater Creek Inc.*                                   148,600       2,771,390
Priceline.com Incorporated*                             105,300       4,487,886
                                                                   ------------
                                                                      7,259,276
                                                                   ------------

INTERNET SOFTWARE & SERVICES-4.6%
Acme Packet, Inc.*                                      116,500       1,850,020
Allscripts Healthcare Solutions, Inc.*                  146,750       4,490,550
DealerTrack Holdings Inc.*                              152,700       4,232,844
Omniture Inc.*                                          139,300       2,114,574
WebEx Communications, Inc.*                             101,450       3,761,766
                                                                   ------------
                                                                     16,449,754
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
IT SERVICES-1.0%
Wright Express Corp.*                                   118,150    $  3,647,291
                                                                   ------------

LEISURE & ENTERTAINMENT-1.2%
WMS Industries Inc.*                                    106,550       4,225,773
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS-1.0%
LIFE TIME FITNESS, Inc.*                                 68,500       3,712,700
                                                                   ------------

MACHINERY-3.1%
Actuant Corporation Cl. A                                72,950       3,632,180
Bucyrus International, Inc. Cl. A                        69,225       3,212,732
Gardner Denver Inc.*                                    108,800       4,194,240
                                                                   ------------
                                                                     11,039,152
                                                                   ------------

MANUFACTURING-.6%
Silgan Holdings Inc.                                     45,100       2,112,033
                                                                   ------------

MEDIA-2.6%
Focus Media Holding Limited ADR*#                        29,200       2,413,672
NeuStar, Inc. Cl. A*                                    116,050       3,584,785
World Wrestling Entertainment, Inc. Cl. A               213,550       3,433,884
                                                                   ------------
                                                                      9,432,341
                                                                   ------------

MEDICAL DEVICES-.4%
Dexcom Inc.*                                            173,700       1,545,930
                                                                   ------------

MEDICAL PRODUCTS-1.1%
Indevus Pharmaceuticals, Inc.*                          305,100       1,961,793
Omrix Biopharmaceuticals, Inc. *                         54,800       1,867,584
                                                                   ------------
                                                                      3,829,377
                                                                   ------------

MEDICAL TECHNOLOGY-.6%
Hansen Medical, Inc.*                                   137,700       2,201,823
                                                                   ------------

METALS-2.2%
RBC Bearings, Inc. *                                    133,800       4,104,984
SXR Uranium One, Inc.*                                  295,900       3,888,126
                                                                   ------------
                                                                      7,993,110
                                                                   ------------

METALS & MINING-.7%
Breakwater Resources, Ltd.*                           1,647,800       2,504,656
                                                                   ------------

OIL & GAS-2.4%
Carrizo  Oil & Gas, Inc.*                                78,850       2,262,995
Gasco Energy, Inc.*                                     395,100         928,485
Mariner Energy Inc.*                                    156,200       3,141,182
Warren Resources Inc.*                                  208,000       2,306,720
                                                                   ------------
                                                                      8,639,382
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
OIL AND GAS EXPLORATION SERVICES-.8%
Petrobank Energy and Resources Ltd.*                    188,550    $  2,996,060
                                                                   ------------

PHARMACEUTICAL PREPARATIONS-1.0%
Adams Respiratory Therapeutics, Inc.*                    83,700       3,753,945
                                                                   ------------

PHARMACEUTICALS-1.9%
Pharmion Corp.*                                          60,900       1,939,665
POZEN Inc.*                                             190,400       3,219,664
Vanda Pharmaceuticals Inc.*                              55,700       1,663,759
                                                                   ------------
                                                                      6,823,088
                                                                   ------------

REAL ESTATE-.1%
HFF Inc.*                                                23,500         439,450
                                                                   ------------

RESTAURANTS-1.1%
McCormick & Schmick's Seafood Restaurants, Inc.*        158,000       3,973,700
                                                                   ------------

RETAIL-1.4%
Bebe Stores, Inc.                                        40,300         746,356
Phillips-Van Heusen Corporation                          79,250       4,370,638
                                                                   ------------
                                                                      5,116,994
                                                                   ------------

SEMICONDUCTORS-.6%
Cirrus Logic, Inc.*                                     295,400       2,191,868
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-1.4%
FormFactor Inc.*                                         65,900       2,678,835
SiRF Technology Holdings, Inc.*                          84,800       2,489,728
                                                                   ------------
                                                                      5,168,563
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.4%
Applied Micro Circuits Corporation*                     744,300       2,560,392
ATMI, Inc.*                                             107,550       3,596,472
Cymer, Inc.*                                             66,100       2,791,403
Microsemi Corporation*                                  154,335       2,808,897
Tessera Technologies Inc.*                              106,400       4,068,736
                                                                   ------------
                                                                     15,825,900
                                                                   ------------

SOFTWARE-3.4%
Synchronoss Technologies Inc. *                         228,200       3,514,280
Tibco Software Inc.*                                    426,200       3,955,136
VeriFone Holdings Inc.*                                 115,500       4,616,535
                                                                   ------------
                                                                     12,085,951
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
SPECIALTY RETAIL-1.7%
Aeropostale, Inc.*                                       99,200    $  3,565,248
DSW Inc. Cl. A*                                          61,600       2,469,544
                                                                   ------------
                                                                      6,034,792
                                                                   ------------

TELEPHONE COMMUNICATIONS-1.1%
NICE Systems Ltd.*                                      121,800       3,856,188
                                                                   ------------

TEXTILES & APPAREL-1.2%
Iconix Brand Group, Inc.*                               222,300       4,425,993
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS-1.0%
Deckers Outdoor Corporation*                             65,500       3,819,305
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-1.2%
SBA Communications Corporation Cl. A*                   143,700       4,269,327
                                                                   ------------

Total Common Stocks
  (Cost $280,061,649)                                               339,775,153
                                                                   ------------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS-6.2%                           AMOUNT
                                                    -----------

U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.88%, 2/01/07
  (Cost $22,289,000)                                $22,289,000      22,289,000
                                                                   ------------

Total Investments
  (Cost $302,350,649)(a)                                  100.4%    362,064,153
Liablilities in Excess of Other Assets                     (0.4)     (1,403,847)
                                                    -----------    ------------
Net Assets                                                100.0%   $360,660,306
                                                    ===========    ============


----------
 * Non-income producing security.

 # American Depositary Receipts.

(a) At January 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $302,350,649 amounted to $59,713,503 which consisted of aggregate gross unrealized appreciation of $64,724,696 and aggregate gross unrealized depreciation of $5,011,193.

THE ALGER FUNDS
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
January 31, 2007


COMMON STOCKS-102.0%                                   SHARES          VALUE
                                                    -----------    ------------
AEROSPACE & DEFENSE- 4.6%
Armour Holdings, Inc.*                                  155,700    $  9,419,850
BE Aerospace, Inc.*                                     133,800       3,984,564
Boeing Company                                           20,700       1,853,892
L-3 Communications Holdings, Inc.                        38,300       3,153,622
                                                                   ------------
                                                                     18,411,928
                                                                   ------------

BIOTECHNOLOGY- 4.2%
Alexion Pharmaceuticals, Inc.*                           18,700         777,359
Amgen Inc.                                               52,900       3,722,573
Gilead Sciences, Inc.                                    60,200       3,872,064
Neurocrine Biosciences, Inc.*                            90,400       1,263,792
Silicon Laboratories Inc.*                              216,000       6,935,760
                                                                   ------------
                                                                     16,571,548
                                                                   ------------

BUSINESS SERVICES-.5%
Endeavor Acquisition Corp.*                             195,300       2,126,817
                                                                   ------------

CAPITAL MARKETS-1.5%
Bear Stearns Companies Inc.                              14,700       2,423,295
National Financial Partners Corporation                  71,900       3,530,290
                                                                   ------------
                                                                      5,953,585
                                                                   ------------

COMMERCIAL BANKS-.9%
Bank of America Corporation                              64,800       3,407,184
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-.6%
Net 1 UEPS Technologies, Inc.*                           90,375       2,449,163
                                                                   ------------

COMMUNICATION EQUIPMENT-4.0%
Cisco Systems, Inc.*                                     40,200       1,068,918
Corning Incorporated*                                   332,300       6,925,132
Nokia Oyj ADR#                                          213,500       4,718,350
Sonus Networks, Inc.*                                   446,000       3,229,040
                                                                   ------------
                                                                     15,941,440
                                                                   ------------

COMPUTER TECHNOLOGY-1.8%
Atheros Communications*                                 227,600       5,407,776
NAVTEQ*                                                  53,700       1,905,276
                                                                   ------------
                                                                      7,313,052
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
COMPUTERS & PERIPHERALS-9.8%
Apple Computer, Inc.*                                   125,200    $ 10,733,396
Autodesk, Inc.                                           23,500       1,027,420
Hewlett-Packard Company                                 105,900       4,583,352
Memc Electronic Materials, Inc.*                        359,400      18,832,560
NCR Corporation*                                         35,300       1,672,867
Seagate Technology                                       89,300       2,419,137
                                                                   ------------
                                                                     39,268,732
                                                                   ------------

CONSTRUCTION & ENGINEERING-1.2%
McDermott International, Inc.*                           92,000       4,750,880
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES-1.1%
Level 3 Communication Inc.*                             698,225       4,335,977
                                                                   ------------

DRUGS & PHARMACEUTICALS-1.4%
United Therapeutics Corporation*                        100,800       5,402,880
                                                                   ------------

ELECTRICAL EQUIPMENT-.6%
AMETEK, Inc.                                             64,100       2,221,706
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-3.2%
Cameron International Corp.*                             85,700       4,499,250
Diamond Offshore Drilling Inc.                           44,900       3,791,356
Horizon Offshore, Inc.*                                 108,600       1,824,480
National-Oilwell Varco Inc.*                             41,400       2,510,496
                                                                   ------------
                                                                     12,625,582
                                                                   ------------

FINANCIAL SERVICES-3.9%
AllianceBernstein Holding LP                             79,600       7,171,164
Chicago Mercantile Exchange Holdings Inc.                 7,200       4,055,760
Lazard Ltd.                                              81,700       4,147,092
                                                                   ------------
                                                                     15,374,016
                                                                   ------------

FOOD & STAPLES RETAILING-2.3%
CVS Corporation                                         268,200       9,024,930
                                                                   ------------

FREIGHT & LOGISTICS-.5%
FedEx Corp.                                              18,400       2,031,360
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-2.9%
Hologic, Inc.*                                           56,900       3,160,795
Intuitive Surgical, Inc.*                                40,700       4,005,287
Thoratec Corporation*                                    68,900       1,240,889
Ventana Medical Systems, Inc.*                           75,500       3,178,550
                                                                   ------------
                                                                     11,585,521
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
HEALTH CARE PROVIDERS & SERVICES-5.0%
Cardinal Health, Inc.                                   158,800    $ 11,341,496
Health Net Inc.*                                         57,220       2,787,186
Humana Inc.*                                             34,700       1,925,850
Medco Health Solutions, Inc.*                            28,800       1,705,248
UnitedHealth Group Incorporated                          40,780       2,131,163
                                                                   ------------
                                                                     19,890,943
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE- 2.7%
Penn National Gaming, Inc.*                              46,500       2,037,630
Royal Caribbean Cruises Ltd.                            195,800       8,797,294
                                                                   ------------
                                                                     10,834,924
                                                                   ------------

HOUSEHOLD PRODUCTS-1.4%
Procter & Gamble Company                                 87,540       5,678,720
                                                                   ------------

INTERNET & CATALOG RETAIL- 5.8%
eBay Inc.*                                              552,800      17,905,192
Nutri/System, Inc.                                      120,205       5,295,030
                                                                   ------------
                                                                     23,200,222
                                                                   ------------

INTERNET SOFTWARE & SERVICES-4.8%
DealerTrack Holdings Inc.*                              168,900       4,681,908
Google Inc. Cl A*                                        22,900      11,479,770
Yahoo! Inc. *                                           106,715       3,021,102
                                                                   ------------
                                                                     19,182,780
                                                                   ------------

MACHINERY-.2%
Terex Corporation*                                       10,500         597,345
                                                                   ------------

MEDIA-4.3%
DreamWorks Animation SKG, Inc. Cl. A*                   162,900       4,590,522
Focus Media Holding Limited ADR*#                        52,791       4,363,704
Regal Entertainment Group                               365,400       8,221,500
                                                                   ------------
                                                                     17,175,726
                                                                   ------------

METALS-1.7%
SXR Uranium One, Inc.*                                  275,800       3,624,012
Yamana Gold, Inc.                                       240,900       3,247,332
                                                                   ------------
                                                                      6,871,344

METALS & MINING-1.8%
Breakwater Resources, Ltd.*                           1,910,400       2,903,808
Cameco Corporation                                      110,200       4,201,926
                                                                   ------------
                                                                      7,105,734
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
MULTILINE RETAIL-.6%
Federated Department Stores, Inc.                        55,300    $  2,294,397
                                                                   ------------

OIL & GAS-1.8%
Sunoco, Inc.                                             64,500       4,071,885
Valero Energy Corporation                                29,800       1,617,544
Warren Resources Inc.*                                  133,100       1,476,079
                                                                   ------------
                                                                      7,165,508
                                                                   ------------

OIL AND GAS EXPLORATION SERVICES-2.1%
Petrobank Energy and Resources Ltd.*                    527,900       8,388,331
                                                                   ------------

PHARMACEUTICAL PREPARATIONS- 1.1%
Adams Respiratory Therapeutics, Inc.*                    95,875       4,299,994
                                                                   ------------

PHARMACEUTICALS- 4.5%
Abbott Laboratories                                      65,200       3,455,600
New River Pharmaceuticals Inc.*                          52,700       2,945,930
Salix Pharmaceuticals, Ltd.*                            183,600       2,607,120
Schering-Plough Corporation                             128,000       3,200,000
Sepracor Inc.*                                           98,600       5,626,115
                                                                   ------------
                                                                     17,834,765
                                                                   ------------

ROAD & RAIL-.8%
Burlington Northern Santa Fe Corporation                 39,900       3,206,364
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-.5%
FormFactor Inc.*                                         45,400       1,845,510
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.4%
Microsemi Corporation*                                   43,300         788,060
ON Semiconductor Corporation*                           231,500       1,935,340
Tessera Technologies Inc.*                               79,835       3,052,890
Trident Microsystems, Inc.*                             182,600       3,810,862
                                                                   ------------
                                                                      9,587,152
                                                                   ------------

SOFTWARE-4.4%
Adobe Systems Incorporated                               66,900       2,600,403
Microsoft Corporation                                   170,350       5,257,000
Symantec Corporation*                                   146,200       2,589,202
Synchronoss Technologies Inc. *                          49,100         756,140
Tibco Software Inc.*                                    109,400       1,015,232
TomTom NV*                                               81,700       3,403,769
VeriFone Holdings Inc.*                                  49,550       1,980,514
                                                                   ------------
                                                                     17,602,260
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
SPECIALTY RETAIL-1.9%
Abercrombie & Fitch Co. Cl. A                            47,400    $  3,770,196
Crocs, Inc.*                                             40,200       2,023,668
Gamestop Corp Cl. A*                                     29,600       1,581,528
                                                                   ------------
                                                                      7,375,392
                                                                   ------------

TEXTILES & APPAREL-1.1%
Iconix Brand Group, Inc.*                               224,100       4,461,831
                                                                   ------------

TOBACCO- 3.4%
Altria Group, Inc.                                      155,000      13,545,450
                                                                   ------------

TRANSPORTATION-.9%
Textron Inc.                                             36,800       3,428,656
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-3.8%
America Movil S.A. de C.V. Series L ADR#                 63,700       2,825,732
American Tower Corporation Cl. A*                        73,397       2,923,403
NII Holdings Inc. Cl. B*                                 91,730       6,769,674
Sprint Nextel Corporation                               152,400       2,717,292
                                                                   ------------
                                                                     15,236,101
                                                                   ------------

Total Common Stocks
  (Cost $372,509,631)                                               405,605,750
                                                                   ------------

TOTAL INVESTMENTS
  (Cost $372,509,631) (a)                                 102.0%    405,605,750
Liabilities in Excess of Other Assets                      (2.0)     (9,021,045)
                                                    -----------    ------------
NET ASSETS                                                100.0%   $396,584,705
                                                    ===========    ============

----------
 * Non-income producing security.

 # American Depositary Receipts.

(a) At January 31, 2007, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $372,509,631 amounted to $33,096,120 which consisted of aggregate gross unrealized appreciation of $39,969,038 and aggregate gross unrealized depreciation of $6,872,918.

THE ALGER FUNDS
ALGER CAPITAL APPRECIATION FUND
SCHEDULE OF OPTIONS WRITTEN
January 31, 2007


                                                     SHARES SUBJECT
CALL OPTIONS WRITTEN                      CONTRACTS    TO CALL/PUT      VALUE
                                          ----------   -----------   ----------
Memc Electronic Materials/Apr/50                 815       81,500    $  456,400
Memc Electronic Materials/Apr/45               1,638      163,800     1,506,960
                                                                     ----------
TOTAL OPTIONS WRITTEN
(PREMIUMS RECEIVED $848,748)                                         $1,963,360
                                                                     ==========

THE ALGER FUNDS
ALGER SMALLCAP AND MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2007



COMMON STOCKS-95.9%                                    SHARES          VALUE
                                                    -----------    ------------
ADVERTISING-1.0%
24/7 Real Media, Inc. *                                  75,400    $    762,294
                                                                   ------------

AEROSPACE & DEFENSE-1.9%
BE Aerospace, Inc.*                                      29,600         881,488
SI International Inc.*                                   18,250         526,512
                                                                   ------------
                                                                      1,408,000
                                                                   ------------

AIRLINES-.7%
AirTran Holdings, Inc.*                                  48,500         536,895
                                                                   ------------

APPAREL-.8%
Gymboree Corp*                                           13,500         584,415
                                                                   ------------

AUTO COMPONENTS-.5%
LKQ Corporation*                                         15,950         341,649
                                                                   ------------

AUTO. EQUIPMENT & SERVICES-1.0%
Tenneco Inc.*                                            32,250         749,812
                                                                   ------------

BIOTECHNOLOGY-2.8%
Cephalon, Inc.*                                           4,900         354,809
Gen-Probe Incorporated*                                  16,050         830,106
Regeneron Pharmaceuticals, Inc.*                         17,300         344,097
Theravance, Inc.*                                        14,850         509,652
                                                                   ------------
                                                                      2,038,664
                                                                   ------------

BUILDING & CONSTRUCTION-.7%
North American Energy Partner*                           32,000         548,480
                                                                   ------------

CAPITAL MARKETS-2.4%
Affiliated Managers Group, Inc.*                          7,862         875,827
Greenhill & Co., Inc.                                    11,650         872,934
                                                                   ------------
                                                                      1,748,761
                                                                   ------------

CHEMICALS-.8%
Zoltek Companies, Inc.*                                  21,550         575,816
                                                                   ------------

COMMERCIAL BANKS-1.0%
Signature Bank*                                          21,250         703,587
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-2.0%
American Reprographics Co.*                              23,350         731,322
FTI  Consulting, Inc.*                                   27,850         763,368
                                                                   ------------
                                                                      1,494,690
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
COMMUNICATION EQUIPMENT-2.1%
Polycom, Inc.*                                           24,600    $    827,052
Sonus Networks, Inc.*                                   100,150         725,086
                                                                   ------------
                                                                      1,552,138
                                                                   ------------

COMMUNICATION TECHNOLOGY-1.1%
Dobson Communications Corp.                              82,550         799,909
                                                                   ------------

COMPUTER SERVICES-1.1%
IHS Inc. Cl. A*                                          20,850         793,551
                                                                   ------------

COMPUTER TECHNOLOGY-1.1%
Atheros Communications*                                  34,750         825,660
                                                                   ------------

CONSTRUCTION & ENGINEERING-2.0%
URS Corporation*                                         17,100         734,787
Williams Scotsman International Inc.*                    35,750         722,865
                                                                   ------------
                                                                      1,457,652
                                                                   ------------

CONSUMER PRODUCTS-.9%
Physicians Formula Holdings, Inc.*                       31,100         644,703
                                                                   ------------

DRUGS & PHARMACEUTICALS-.9%
United Therapeutics Corporation*                         11,850         635,160
                                                                   ------------

ELECTRIC AND ELECTRONIC EQUIPMENT-1.1%
Roper Industries, Inc.                                   15,000         778,800
                                                                   ------------

ELECTRIC SERVICES-1.1%
ITC Holdings Corp.*                                      19,250         837,375
                                                                   ------------

ELECTRICAL EQUIPMENT-1.1%
AMETEK, Inc.                                             24,000         831,840
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-1.8%
Cameron International Corp.*                             12,600         661,500
Grant Prideco, Inc.*                                     16,000         626,880
                                                                   ------------
                                                                      1,288,380
                                                                   ------------

ENERGY-1.5%
Arch Coal, Inc.                                          14,050         417,566
SunPower Corporation  Cl. A*                             15,150         671,145
                                                                   ------------
                                                                      1,088,711
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
FINANCE-1.9%
Intercontinental Exchange Inc. *                          5,550    $    724,553
WNS Holdings Limited*                                    20,200         683,972
                                                                   ------------
                                                                      1,408,525
                                                                   ------------

FINANCIAL INFORMATION SERVICES-.7%
GFI Group Inc.*                                           8,550         547,029
                                                                   ------------

FOOD & BEVERAGES-1.1%
Hain Celestial Group Inc. (The)*                         27,550         809,970
                                                                   ------------

HEALTH & PERSONAL CARE-1.1%
Brookdale Senior Living Inc.                             16,500         792,000
                                                                   ------------

HEALTH CARE-1.1%
Gentiva Health Services Inc.*                            41,450         820,710
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-5.0%
Hologic, Inc.*                                           17,150         952,683
Illumina, Inc.*                                          16,750         684,238
Intuitive Surgical, Inc.*                                 6,100         600,301
Thoratec Corporation*                                    39,300         707,793
Ventana Medical Systems, Inc.*                           17,100         719,910
                                                                   ------------
                                                                      3,664,925
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-4.6%
Parexel International Corporation*                       27,900         913,725
Psychiatric Solutions, Inc.*                             23,250         905,355
Sierra Health Services, Inc.*                            20,300         816,060
VCA Antech, Inc.*                                        11,800         396,716
WellCare Health Plans Inc.*                               4,800         371,904
                                                                   ------------
                                                                      3,403,760
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-2.9%
Cheesecake Factory Incorporated (The)*                   23,550         650,686
Orient-Express Hotels Ltd. Cl. A                         15,550         740,958
Scientific Games Corporation*                            23,800         738,752
                                                                   ------------
                                                                      2,130,396
                                                                   ------------

INSURANCE-3.1%
Darwin Professional Underwriters, Inc.*                  33,100         761,300
First Mercury Financial Corporation*                     35,800         784,020
Ohio Casualty Corporation                                24,350         719,299
                                                                   ------------
                                                                      2,264,619
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
INTERNET & CATALOG RETAIL-1.2%
Priceline.com Incorporated*                              21,050    $    897,151
                                                                   ------------

INTERNET SOFTWARE & SERVICES-4.8%
Acme Packet, Inc.*                                       23,400         371,592
Allscripts Healthcare Solutions, Inc.*                   28,950         885,870
DealerTrack Holdings Inc.*                               32,339         896,437
Omniture Inc.*                                           48,700         739,266
WebEx Communications, Inc.*                              17,500         648,900
                                                                   ------------
                                                                      3,542,065
                                                                   ------------

IT SERVICES-1.0%
Wright Express Corp.*                                    24,600         759,402
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS-1.0%
LIFE TIME FITNESS, Inc.*                                 13,450         728,990
                                                                   ------------

MACHINERY-2.7%
Bucyrus International, Inc. Cl. A                        15,100         700,791
Gardner Denver Inc.*                                     15,000         578,250
Manitowoc Company, Inc.                                  13,950         723,447
                                                                   ------------
                                                                      2,002,488
                                                                   ------------

MEDIA-3.4%
Focus Media Holding Limited ADR*#                        10,250         847,265
NeuStar, Inc. Cl. A*                                     25,450         786,151
Regal Entertainment Group                                37,650         847,125
                                                                   ------------
                                                                      2,480,541
                                                                   ------------

MEDICAL DEVICES-.6%
Dexcom Inc.*                                             50,700         451,230
                                                                   ------------

MEDICAL PRODUCTS-.4%
Indevus Pharmaceuticals, Inc.*                           49,400         317,642
                                                                   ------------

MEDICAL TECHNOLOGY-.6%
Hansen Medical, Inc.*                                    27,950         446,920
                                                                   ------------

METALS-2.0%
SXR Uranium One, Inc.*                                   59,400         780,516
Yamana Gold, Inc.                                        50,350         678,718
                                                                   ------------
                                                                      1,459,234
                                                                   ------------

METALS & MINING-.7%
Breakwater Resources, Ltd.*                             333,850         507,452
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
OIL AND GAS EXPOLORATION SERVICES-.8%
Petrobank Energy and Resources Ltd.*                     37,550    $    596,670
                                                                   ------------

OIL & GAS-2.1%
Carrizo  Oil & Gas, Inc.*                                15,400         441,980
Range Resources Corporation                              18,000         552,420
Warren Resources Inc.*                                   46,700         517,903
                                                                   ------------
                                                                      1,512,303
                                                                   ------------

PHARMACEUTICAL PREPARATIONS-1.0%
Adams Respiratory Therapeutics, Inc.*                    15,900         713,115
                                                                   ------------

PHARMACEUTICALS-1.0%
Pharmion Corp.*                                          12,850         409,273
Vanda Pharmaceuticals Inc.*                              11,550         344,999
                                                                   ------------
                                                                        754,272
                                                                   ------------

REAL ESTATE-1.3%
HFF Inc.*                                                 4,800          89,760
Jones Lang LaSalle Incorporated                           8,550         893,475
                                                                   ------------
                                                                        983,235
                                                                   ------------

RESTAURANTS-1.1%
McCormick & Schmick's Seafood Restaurants, Inc.*         31,100         782,165
                                                                   ------------

RETAIL-1.3%
Phillips-Van Heusen Corporation                          17,000         937,550
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-1.4%
FormFactor Inc.*                                         12,100         491,865
SiRF Technology Holdings, Inc.*                          17,200         504,992
                                                                   ------------
                                                                        996,857
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.3%
Applied Micro Circuits Corporation*                     151,550         521,332
ATMI, Inc.*                                              19,500         652,080
Cypress Semiconductor Corporation*                       38,650         713,092
ON Semiconductor Corporation*                            61,900         517,484
                                                                   ------------
                                                                      2,403,988
                                                                   ------------

SOFTWARE-3.5%
Synchronoss Technologies Inc. *                          54,300         836,220
Tibco Software Inc.*                                     91,200         846,336
VeriFone Holdings Inc.*                                  22,950         917,311
                                                                   ------------
                                                                      2,599,867
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
SPECIALTY RETAIL-4.3%
Aeropostale, Inc.*                                       22,150    $    796,071
Gamestop Corp Cl. A*                                     15,100         806,793
Tiffany & Co.                                            17,500         687,050
Urban Outfitters, Inc.*                                  35,350         862,540
                                                                   ------------
                                                                      3,152,454
                                                                   ------------

TELEPHONE COMMUNICATIONS-1.0%
NICE Systems Ltd.*                                       22,750         720,265
                                                                   ------------

TEXTILES & APPAREL-1.2%
Iconix Brand Group, Inc.*                                42,850         853,144
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-1.3%
SBA Communications Corporation Cl. A*                    32,300         959,633
                                                                   ------------

Total Common Stocks
    (Cost $59,121,286)                                               70,427,509
                                                                   ------------


                                                      PRINCIPAL
SHORT-TERM INVESTMENTS-3.9%                            AMOUNT
                                                     ----------

U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.88% 2/01/07
  (Cost $2,889,000)                                  $2,889,000       2,889,000
                                                                    -----------

Total Investments
  (Cost $62,010,286)(a)                                    99.8%     73,316,509
Other Assets in Excess of Liabilities                       0.2         119,818
                                                     ----------     -----------
Net Assets                                                100.0%    $73,436,327
                                                     ==========     ===========

----------
 * Non-income producing security.

 # American Depositary Receipts.

(a) At January 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $ 62,010,286 amounted to $11,306,224 which consisted of aggregate gross unrealized appreciation of $11,806,285 and aggregate gross unrealized depreciation of $500,061.

THE ALGER FUNDS
ALGER HEALTH SCIENCES FUND
SCHEDULE OF INVESTMENTS
January 31, 2007


Common Stocks-91.4%                                    SHARES         VALUE
                                                    -----------    ------------

BIOTECHNOLOGY-16.4%
Alexion Pharmaceuticals, Inc.*                           50,450    $  2,097,207
Amgen Inc.                                               55,600       3,912,571
Biogen Idec Inc.*                                        37,400       1,807,916
Cephalon, Inc.*                                          37,800       2,737,098
Exelixis, Inc.*                                          82,850         811,930
Genentech, Inc.*                                         32,350       2,826,420
Gen-Probe Incorporated*                                  52,900       2,735,988
Gilead Sciences, Inc.                                    44,500       2,862,240
Hana Biosciences Inc.                                   161,700         858,627
InterMune Inc.*                                          88,850       3,109,750
MedImmune, Inc.*                                         55,200       1,913,232
Neurocrine Biosciences, Inc.*                           311,600       4,356,168
Regeneron Pharmaceuticals, Inc.*                         90,100       1,792,089
                                                                   ------------
                                                                     31,821,236
                                                                   ------------

DRUGS & PHARMACEUTICALS-2.7%
United Therapeutics Corporation*                         98,200       5,263,520
                                                                   ------------

FOOD & STAPLES RETAILING-.5%
CVS Corporation                                          29,050         977,533
                                                                   ------------

HEALTH & PERSONAL CARE-1.3%
Brookdale Senior Living Inc.                             52,550       2,522,400
                                                                   ------------

HEALTH CARE-.8%
Gentiva Health Services Inc.*                            73,200       1,449,360
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-14.4%
Baxter International Inc.                                48,300       2,398,577
Beckman Coulter, Inc.                                    25,000       1,613,000
Biomet, Inc.                                             62,650       2,653,854
Cyberonics, Inc.*                                        43,155         909,276
Hologic, Inc.*                                           57,520       3,195,236
Illumina, Inc.*                                          66,450       2,714,483
Intuitive Surgical, Inc.*                                16,900       1,663,129
Kyphon Inc.*                                             20,900         977,911
Medtronic, Inc.                                          99,900       5,339,655
Thoratec Corporation*                                    77,500       1,395,775
Ventana Medical Systems, Inc.*                           41,900       1,763,990
Zimmer Holdings, Inc.*                                   38,650       3,255,103
                                                                   ------------
                                                                     27,879,989
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
HEALTH CARE PROVIDERS & SERVICES-15.4%
Cardinal Health, Inc.                                    26,150    $  1,867,633
Centene Corporation*                                     46,100       1,148,812
Coventry Health Care, Inc.*                              32,250       1,662,488
Health Management Associates, Inc. Cl. A                 49,600         964,720
Health Net Inc.*                                         36,850       1,794,964
HealthExtras, Inc.*                                      94,300       2,410,308
Humana Inc.*                                             16,200         899,100
Manor Care, Inc.                                         25,900       1,378,915
McKesson Corporation                                     50,750       2,829,313
Medco Health Solutions, Inc.*                            28,200       1,669,722
Parexel International Corporation*                       37,100       1,215,025
Psychiatric Solutions, Inc.*                             44,650       1,738,671
Quest Diagnostics Incorporated                           55,950       2,936,256
Sierra Health Services, Inc.*                            45,000       1,809,000
United Surgical Partners International, Inc.*            66,250       2,018,637
UnitedHealth Group Incorporated                          50,145       2,620,578
WellCare Health Plans Inc.*                              12,600         976,248
                                                                   ------------
                                                                     29,940,390
                                                                   ------------

INSURANCE-.3%
eHealth, Inc.*                                           27,300         601,692
                                                                   ------------

INTERNET SOFTWARE & SERVICES-.8%
Allscripts Healthcare Solutions, Inc.*                   50,750       1,552,950
                                                                   ------------

MEDICAL DEVICES-.5%
Dexcom Inc.*                                            114,800       1,021,720
                                                                   ------------

MEDICAL PRODUCTS-1.7%
Indevus Pharmaceuticals, Inc.*                          255,250       1,641,257
Omrix Biopharmaceuticals, Inc. *                         49,974       1,703,114
                                                                   ------------
                                                                      3,344,371
                                                                   ------------

MEDICAL TECHNOLOGY-2.7%
Acorda Therapeutics Inc.*                                83,700       1,447,173
Conor Medsystems, Inc.*                                  49,950       1,659,339
Hansen Medical, Inc.*                                    75,000       1,199,250
WebMD Health Corp.*                                      19,550         964,793
                                                                   ------------
                                                                      5,270,555
                                                                   ------------

METALS-1.0%
Yamana Gold, Inc.                                       149,250       2,011,890
                                                                   ------------

PHARMACEUTICAL PREPARATIONS-1.5%
Adams Respiratory Therapeutics, Inc.*                    64,050       2,872,642
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
PHARMACEUTICALS-29.6%
Abbott Laboratories                                      72,750    $  3,855,750
Allergan, Inc.                                           15,650       1,826,512
Auxilium Pharmaceuticals Inc.*                          107,950       1,491,869
Barr Laboratories, Inc.*                                 56,900       3,045,288
CollaGenex Pharmaceuticals, Inc.*                        42,400         635,576
Eli Lilly and Company                                    40,550       2,194,566
Endo Pharmaceuticals Holdings Inc.*                      94,300       2,896,896
GlaxoSmithKline PLC Sponsored ADR#                       22,750       1,231,457
Johnson & Johnson                                        68,200       4,555,760
Merck & Co. Inc.                                         63,050       2,821,487
New River Pharmaceuticals Inc.*                          33,050       1,847,495
Novartis AG ADR#                                         46,100       2,659,509
Pfizer Inc.                                             171,200       4,492,288
Pharmion Corp.*                                          84,800       2,700,880
POZEN Inc.*                                             116,000       1,961,560
Repros Therapeutics Inc.*                               116,591       1,603,126
Salix Pharmaceuticals, Ltd.*                            115,350       1,637,970
Schering-Plough Corporation                             148,750       3,718,750
Sepracor Inc.*                                           67,800       3,868,668
Shire PLC                                                39,350       2,497,938
Vanda Pharmaceuticals Inc.*                              80,450       2,403,042
Wyeth                                                    71,600       3,537,756
                                                                   ------------
                                                                     57,484,143
                                                                   ------------

SOFTWARE-1.4%
Cerner Corporation*                                      61,600       2,767,688
                                                                   ------------

SPECIALTY RETAIL-.4%
PETSMART, Inc.                                           23,800         726,852
                                                                   ------------

Total Common Stocks
  (Cost $161,305,234)                                               177,508,931
                                                                   ------------

                                                     PRINCIPAL
SHORT-TERM INVESTMENTS-7.6%                           AMOUNT
U.S. AGENCY OBLIGATIONS                             -----------
Federal Home Loan Banks, 4.88%, 2/1/07
  (Cost $14,742,000)                                $14,742,000      14,742,000
                                                                   ------------

Total Investments
  (Cost $176,047,234) (a)                                  99.0%    192,250,931
Other Assets in Excess of Liabilities                       1.0       1,924,696
                                                    -----------    ------------
Net Assets                                                100.0%   $194,175,627
                                                    ===========    ============

----------
 *  Non-income producing securities.

 #  American Depositary Receipts.


(a) At January 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposed of $176,047,234 amounted to $16,203,697 which consisted of aggregate gross unrealized appreciation of $17,707,458 and aggregate gross unrealized depreciation of $1,503,761.

THE ALGER FUNDS
ALGER CORE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2007


                                                     PRINCIPAL
Corporate Bonds-66.6%                                  AMOUNT         VALUE
                                                    -----------    ------------
AGRICULTURE-1.7%
Mosaic Co., 7.375%, 12/1/14(a)                      $    50,000    $     50,875
                                                                   ------------

AUTOMOTIVE-5.8%
Capital Auto Receivables Asset Trust,
  5.32%, 3/20/10(a)                                     100,000          99,796
General Motors Acceptance Corp., 6.875%, 9/15/11         70,000          71,110
                                                                   ------------
                                                                        170,906
                                                                   ------------

CAPITAL MARKETS-1.4%
Lehman Brothers Holdings, 5.25%, 2/6/12                  40,000          39,787
                                                                   ------------

COMPUTER SOFTWARE-1.7%
Seagate Technology HDD H, 6.80%, 10/1/16                 50,000          50,125
                                                                   ------------

COMPUTERS & PERIPHERALS-1.8%
Xerox Corp., 6.75%, 2/1/17                               50,000          51,500
                                                                   ------------

COMMERCIAL BANKS-2.6%
Banc of America Commercial Mortgage Inc,
  5.625%, 7/10/46                                        75,000          75,558
                                                                   ------------

ELECTRIC UTILITIES-8.2%
Appalachian Power Co., 5.55%, 4/1/11                     65,000          64,964
Exelon Corporation, 4.90%, 6/15/15                       50,000          47,083
General Electric Capital Corp., 5.50%, 11/15/11          50,000          50,093
WPS Resources Co., 6.11%, 12/1/66                        75,000          74,398
                                                                   ------------
                                                                        236,538
                                                                   ------------

FINANCE-5.9%
Merrill Lynch Mortgage Trust, 4.86%, 10/12/41           100,000          95,887
Merrill Lynch Mortgage Trust, 5.66%, 5/12/39             75,000          76,196
                                                                   ------------
                                                                         172,083
                                                                   ------------

FINANCIAL SERVICES-17.1%
Citibank Credit Card Issuance Trust, 5.70%, 5/15/13     100,000         100,032
Citigroup Commercial Mortgage, 5.43%, 10/15/49           70,000          69,410
JP Morgan Chase Capital XXII, 6.45%, 2/2/37              75,000          75,999
JP Morgan Chase Commercial Mortgage SEC Co.
  5.875%, 4/15/45                                       100,000         103,124
Morgan Stanley Capital I, 5.51%, 11/12/49               100,000          99,854
Western Union Co., 5.93%, 10/1/16                        50,000          49,508
                                                                   ------------
                                                                         497,927
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-2.1%
Aetna Inc., 6.00%, 6/15/16                               58,000          59,759
                                                                   ------------

MACHINERY-2.6%
Joy Global Inc., 6.00%, 11/15/16(a)                      75,000          75,404
                                                                   ------------

MANUFACTURING-2.1%
Reliance Steel & Aluminum, 6.85%, 11/15/36 (a)           60,000          59,955
                                                                   ------------

OIL AND GAS EXTRACTION-1.5%
Enterprise Products Partners, 8.375%, 8/1/66             40,000          43,769
                                                                   ------------

REAL ESTATE-2.1%
ProLogis, 5.75%, 4/1/16                                  60,000          60,023
                                                                   ------------

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                     ----------    ------------
SOFTWARE-3.1%
Computer Associates International Inc.,
  6.50%, 4/15/08                                      $  90,000    $     91,096
                                                                   ------------

SPECIALTY RETAIL-2.2%
AutoZone, Inc., 6.95%, 6/15/16                           60,000          63,088
                                                                   ------------

UTILITIES-2.6%
Southern Co., 5.30%, 1/15/12                             75,000          74,795
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-2.1%
Vodafone Group PLC, 5.50%, 6/15/11                       60,000          60,081
                                                                   ------------

Total Corporate Bonds
  (Cost $1,915,641)                                                   1,933,269
                                                                   ------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS-37.3%
Federal Home Loan Mortgage Coorporation,
  5.25%, 3/16/09                                        175,000         175,057
  5.50%, 10/15/16                                        55,155          55,130
  5.50%, 9/15/36                                         99,575          98,638
Federal Home Loan Banks,
  5.10%, 3/6/08                                         100,000          99,856
Federal National Mortgage Association,
  5.17%, 2/23/09                                         75,000          75,027
  4.50%, 2/15/11                                         50,000          49,032
U.S. Treasury Notes,
  4.375%, 1/31/08                                       175,000         173,893
  4.75%, 11/15/08                                        80,000          79,741
  4.50%, 2/28/11                                         50,000          49,418
  4.625%, 8/31/11                                        80,000          79,384
  4.875%, 2/15/12                                        50,000          50,199
  4.25%, 11/15/13                                       100,000          96,785
                                                                   ------------

Total U.S Government & Agency Obligations
  (Cost $1,085,428)                                                   1,082,160
                                                                   ------------

Total Investments
  (Cost $3,001,069) (b)                                   103.9%      3,015,429
Liabilities in Excess of Other Assets                      (3.9)       (113,511)
                                                    -----------    ------------
Net Assets                                                100.0%   $  2,901,918
                                                    ===========    ============

* Non-income producing securities.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 9.9%, of the net assets of the Fund.

(b) At January 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,001,069 amounted to $14,360 which consisted of aggregate gross unrealized appreciation of $21,674 and aggregate gross unrealized depreciation of $7,314.

THE ALGER FUNDS
ALGER BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2007

COMMON STOCKS-63.4%                                    SHARES          VALUE
                                                    -----------    ------------
AEROSPACE & DEFENSE-2.5%
Boeing Company                                            9,420    $    843,656
General Dynamics Corporation                             15,200       1,187,880
L-3 Communications Holdings, Inc.                         8,710         717,181
                                                                   ------------
                                                                      2,748,717
                                                                   ------------

BEVERAGES-1.0%
PepsiCo, Inc.                                            16,400       1,069,936
                                                                   ------------

BIOTECHNOLOGY-1.4%
Amgen Inc.                                               12,720         895,106
Gilead Sciences, Inc.                                    10,500         675,360
                                                                   ------------
                                                                      1,570,466
                                                                   ------------

CAPITAL MARKETS-1.8%
Bear Stearns Companies Inc.                               4,810         792,929
Goldman Sachs Group, Inc.                                 5,510       1,169,001
                                                                   ------------
                                                                      1,961,930
                                                                   ------------

COMMUNICATION EQUIPMENT-3.2%
Cisco Systems, Inc.*                                     48,555       1,291,077
Corning Incorporated*                                    38,800         808,592
Research In Motion Limited*                              11,215       1,433,053
                                                                   ------------
                                                                      3,532,722
                                                                   ------------

COMPUTERS & PERIPHERALS-4.5%
Apple Computer, Inc.*                                    21,965       1,883,059
EMC Corporation *                                        48,040         672,080
Hewlett-Packard Company                                  13,900         601,592
Memc Electronic Materials, Inc.*                         37,130       1,945,612
                                                                   ------------
                                                                      5,102,343
                                                                   ------------

CONGLOMERATE-1.2%
ITT Industries, Inc.                                     22,610       1,348,687
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES-1.0%
AT&T Corp.                                               31,000       1,166,530
                                                                   ------------

EDUCATION-.7%
Laureate Education Inc.*                                 13,521         815,857
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-.7%
Emerson Electric Co.                                     17,030         765,839
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
ELECTRONICS-1.2%
Nintendo Co., Ltd ADR#                                   36,345    $  1,337,096
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-2.9%
Cameron International Corp.*                             17,600         924,000
National-Oilwell Varco Inc.*                             19,780       1,199,459
Schlumberger Limited                                     11,625         738,071
Transocean Inc.*                                          5,000         386,850
                                                                   ------------
                                                                      3,248,380
                                                                   ------------

FINANCE-.8%
Intercontinental Exchange Inc. *                          6,500         848,575
                                                                   ------------

FINANCIAL SERVICES-2.9%
AllianceBernstein Holding LP                              5,000         450,450
Chicago Mercantile Exchange Holdings Inc.                 1,300         732,290
Hong Kong Exchanges & Clearing Limited                   48,370         524,687
Industrial and Commercial Bank Of China*                759,200         440,448
UBS AG                                                   18,515       1,166,630
                                                                   ------------
                                                                      3,314,505
                                                                   ------------

FOOD & STAPLES RETAILING-1.7%
Walgreen Co.                                             32,600       1,476,780
Whole Foods Market, Inc.                                 11,300         488,047
                                                                   ------------
                                                                      1,964,827
                                                                   ------------

HEALTH & PERSONAL CARE-.5%
Brookdale Senior Living Inc.                             12,405         595,440
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-.3%
Baxter International Inc.                                 7,815         388,093
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-2.6%
Health Net Inc.*                                         37,710       1,836,854
Quest Diagnostics Incorporated                           21,300       1,117,824
                                                                   ------------
                                                                      2,954,678
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-2.5%
International Game Technology                            20,600         895,276
Melco PBL Entertainment (Macau) Limited*                 15,200         293,968
Royal Caribbean Cruises Ltd.                             20,425         917,695
Starbucks Corporation*                                   10,900         380,846
Wyndham Worldwide Corporation*                           11,200         349,440
                                                                   ------------
                                                                      2,837,225
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------

HOUSEHOLD DURABLES-.5%
Harman International Industries, Incorporated             6,500    $    614,705
                                                                   ------------

HOUSEHOLD PRODUCTS-1.5%
Procter & Gamble Company                                 26,025       1,688,242
                                                                   ------------

INDUSTRIAL CONGLOMERATES-1.6%
General Electric Company                                 30,600       1,103,130
3M Co.                                                    9,300         690,990
                                                                   ------------
                                                                      1,794,120
                                                                   ------------

INSURANCE-1.0%
Hartford Financial Services Group, Inc. (The)            12,420       1,178,782
                                                                   ------------

INTERNET & CATALOG RETAIL-1.7%
eBay Inc.*                                               57,590       1,865,340
                                                                   ------------

INTERNET SOFTWARE & SERVICES-2.3%
Google Inc. Cl A*                                         4,005       2,007,707
Yahoo! Inc. *                                            20,500         580,355
                                                                   ------------
                                                                      2,588,062
                                                                   ------------

MACHINERY-.8%
Caterpillar Inc.                                          7,400         474,118
Joy Global Inc.                                           8,350         388,025
                                                                   ------------
                                                                        862,143
                                                                   ------------

MEDIA-1.6%
Disney (Walt) Company                                    15,600         548,652
News Corporation Cl. A                                    8,100         188,325
XM Satellite Radio Holdings Inc. Cl. A*                  73,475       1,044,080
                                                                   ------------
                                                                      1,781,057
                                                                   ------------

METALS & MINING-2.7%
Freeport-McMoRan Copper & Gold, Inc. Cl. B               18,465       1,061,922
Goldcorp, Inc.                                           39,600       1,097,316
Phelps Dodge Corporation                                  7,605         939,978
                                                                   ------------
                                                                      3,099,216
                                                                   ------------

MULTILINE RETAIL-1.0%
Federated Department Stores, Inc.                        28,255       1,172,300
                                                                   ------------

                                                       SHARES          VALUE
                                                    -----------    ------------
OIL & GAS-1.4%
EOG Resources, Inc.                                      10,900    $    753,517
Valero Energy Corporation                                15,900         863,052
                                                                   ------------
                                                                      1,616,569
                                                                   ------------

PHARMACEUTICALS-1.2%
Sepracor Inc.*                                           12,700         724,662
Wyeth                                                    12,700         627,507
                                                                   ------------
                                                                      1,352,169
                                                                   ------------

REAL ESTATE-.9%
Jones Lang LaSalle Incorporated                           9,715       1,015,217
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-.6%
Intel Corporation                                        34,500         723,120
                                                                   ------------

SOFTWARE-4.1%
Adobe Systems Incorporated                               15,600         606,372
Electronic Arts Inc.*                                     7,600         380,000
Microsoft Corporation                                    64,300       1,984,298
Symantec Corporation*                                    50,465         893,735
TomTom NV*                                               19,500         812,405
                                                                   ------------
                                                                      4,676,810
                                                                   ------------

SPECIALTY RETAIL-1.4%
Best Buy Co., Inc.                                       12,315         620,676
Home Depot, Inc.                                          7,920         322,661
The Gap, Inc.                                            32,800         628,776
                                                                   ------------
                                                                      1,572,113
                                                                   ------------

TOBACCO-1.7%
Altria Group, Inc.                                       22,115       1,932,630
                                                                   ------------

TRANSPORTATION-.9%
Textron Inc.                                             10,730         999,714
                                                                   ------------

UTILITIES-.7%
Veolia Environnement                                     11,830         834,252
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-2.4%
American Tower Corporation Cl. A*                        34,630       1,379,313
NII Holdings Inc. Cl. B*                                 17,530       1,293,714
                                                                   ------------
                                                                      2,673,027
                                                                   ------------

Total Common Stocks
  (COST $65,920,155)                                                 71,611,434
                                                                   ------------

                                                     PRINCIPAL
CORPORATE BONDS-17.8%                                 AMOUNT           VALUE
                                                    -----------    ------------

AEROSPACE & DEFENSE-.4%
Systems 2001 Asset Trust Cl. G, 6.664%, 9/15/13(a)  $   392,896    $    409,315
                                                                   ------------

AGRICULTURE-.2%
Mosaic Co., 7.375%, 12/1/14(a)                          250,000         254,375
                                                                   ------------

AUTOMOTIVE-1.3%
Capital Auto Receivables Asset Trust,
  5.32%, 3/20/10(a)                                     900,000         898,164
General Motors Acceptance Corp., 6.875%, 9/15/11        600,000         609,516
                                                                   ------------
                                                                      1,507,680
                                                                   ------------

CABLE-.5%
Cox Communications, Inc., 4.625%, 6/1/13                550,000         520,289
                                                                   ------------

CAPITAL MARKETS-.7%
Allied Capital Corp., 6.00%, 4/1/12                     500,000         492,626
Lehman Brothers Holdings, 5.25%, 2/6/12                 310,000         308,352
                                                                   ------------
                                                                        800,978
                                                                   ------------

COMMERCIAL BANKS-.9%
Banc of America Commercial Mortgage Inc.,
  5.625%, 7/10/46                                     1,000,000       1,007,445
                                                                   ------------

COMPUTER SOFTWARE-.2%
Seagate Technology HDD H, 6.80%, 10/1/16                250,000         250,625
                                                                   ------------

COMPUTERS & PERIPHERALS-.6%
Xerox Corp., 6.75%, 2/1/17                              650,000         669,500
                                                                   ------------

ELECTRIC UTILITIES-1.2%
Exelon Corporation, 4.90%, 6/15/15                      450,000         423,747
General Electric Capital Corp., 5.50%, 11/15/11         600,000         601,120
WPS Resources Co., 6.11%, 12/1/66                       325,000         322,390
                                                                   ------------
                                                                      1,347,257
                                                                   ------------

ELECTRONICS-.3%
Centerpoint Energy Transition Bond Company,
  4.97%, 8/1/14                                         345,000         341,967
                                                                   ------------

FINANCE-.7%
Capital One Capital III, 7.69%, 8/15/36                 650,000         733,823
                                                                   ------------

FINANCE-1.4%
Merrill Lynch Mortgage Trust, 4.86%, 10/12/41           890,000         853,397
Merrill Lynch Mortgage Trust, 5.66%, 5/12/39            750,000         761,954
                                                                   ------------
                                                                      1,615,351
                                                                   ------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                    -----------    ------------
FINANCIAL SERVICES-4.4%
Citibank Credit Card Issuance Trust, 5.70%, 5/15/13  $  900,000    $    900,284
Citigroup Commercial Mortgage, 5.43%, 10/15/49          450,000         446,208
Jefferies Group, Inc., 6.25%, 1/15/36                   645,000         618,791
JP Morgan Chase Capital XXII, 6.45%, 2/2/37             225,000         227,998
JP Morgan Chase Commercial Mortgage SEC Co.,
  5.875%, 4/15/45                                       890,000         917,802
Morgan Stanley Aces SPC, 6.17%, 9/20/13(a)              800,000         800,800
Morgan Stanley Capital I, 5.51%, 11/12/49               500,000         499,272
Western Union Co., 5.93%, 10/1/16(a)                    550,000         544,579
                                                                   ------------
                                                                      4,955,734
                                                                   ------------

FOOD PRODUCTS-.2%
General Mills Inc., 5.70%, 2/15/17                      260,000         259,686
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-.3%
Aetna Inc., 6.00%, 6/15/16                              300,000         309,101
                                                                   ------------

MANUFACTURING-.5%
Reliance Steel & Aluminum, 6.85%, 11/15/36(a)           550,000         549,584
                                                                   ------------

MEDIA-.2%
Time Warner Inc., 5.50%, 11/15/11                       250,000         249,645
                                                                   ------------

MISCELLANEOUS-.7%
Jefferson Valley Floating Rate, 6.77%, 3/20/16(a)       800,000         792,000
                                                                   ------------

OIL & GAS-.3%
Inergy LP / Inergy Financial Corp., 8.25%, 3/1/16       347,000         360,013
                                                                   ------------

OIL AND GAS EXTRACTION-.6%
Enterprise Products Partners, 8.375%, 8/1/66            610,000         667,483
                                                                   ------------

REAL ESTATE-.5%
ProLogis, 5.75%, 4/1/16                                 595,000         595,228
                                                                   ------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    ------------
SOFTWARE-.5%
Computer Associates International Inc.,
  6.50%, 4/15/08                                    $   100,000    $    101,218
Oracle Corporation, 5.25%, 1/15/16                      455,000         447,189
                                                                   ------------
                                                                        548,407
                                                                   ------------

SPECIALTY RETAIL-.5%
Lowe's Companies,  Inc., 5.80%, 10/15/36                620,000         596,611
                                                                   ------------

UTILITIES-.3%
Southern Co., 5.30%, 1/15/12                            300,000         299,178
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-.4%
Vodafone Group PLC, 5.50%, 6/15/11                      500,000         500,673
                                                                   ------------

Total Corporate Bonds
  (Cost $20,038,610)                                                 20,141,948
                                                                   ------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS-15.8%
Federal Farm Credit Bank,
  5.20%, 9/26/17                                      1,000,000       1,003,334
  4.95%, 10/18/18                                       455,000         445,612
Federal National Mortgage Association,
  5.28%, 2/27/09                                      1,000,000         999,970
  3.85%, 4/14/09                                      1,000,000         974,470
  5.00%, 4/1/18                                         823,801         807,825
  5.75%, 9/25/20                                        800,516         798,092
  6.625%, 11/15/30                                      350,000         410,933
  6.00%, 4/25/35                                        950,000         957,228
Federal Home Loan Mortgage Corporation,
  5.60%, 10/17/13                                       600,000         599,248
  5.50%, 10/15/16                                       496,391         496,166
  5.75%, 12/15/18                                       686,695         685,777
  6.00%, 8/15/29                                        900,000         911,997
  5.50%, 10/15/31                                     1,000,000         989,617
  6.00%, 5/15/32                                      1,000,000       1,020,425
  5.50%, 9/15/36                                        448,089         443,872
Federal Home Loan Banks,
  3.75%, 8/15/08                                        650,000         636,873
U.S. Treasury Bonds,
  7.50%, 11/15/16                                       483,000         581,525
U.S. Treasury Notes,
  4.875%, 8/15/09                                     2,600,000       2,600,205
  5.00%, 8/15/11                                        900,000         907,946
  4.75%, 5/15/14                                        552,000         549,672
  4.25%, 11/15/14                                       800,000         770,844
  4.50%, 2/15/16                                        300,000         293,039
                                                                   ------------

Total U.S. Government & Agency Obligations
  (Cost $17,938,751)                                                 17,884,670
                                                                   ------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------    ------------
SHORT-TERM INVESTMENTS-2.7%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.88%, 2/1/07
  (Cost $3,039,000)                                 $ 3,039,000    $  3,039,000
                                                                   ------------

Total Investments
  (Cost $106,936,516) (b)                                  99.7%    112,677,052
Other Assets in Excess of Liabilities                       0.3         277,930
                                                    -----------    ------------
Net Assets                                                100.0%   $112,954,982
                                                    ===========    ============

 *  Non-income producing securities.

 #  American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 3.8% of the net assets of the fund.

(b) At January 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $106,936,516 amounted to $5,740,536 which consisted of aggregate gross unrealized appreciation of $6,735,273 and aggregate gross unrealized depreciation of $994,737.

THE ALGER FUNDS
ALGER MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
January 31, 2007

                                                     PRINCIPAL
U.S. AGENCY OBLIGATIONS-100.0%                         AMOUNT          VALUE
                                                    -----------    ------------
Federal National Mortgage Association,
  5.10%, 3/30/07                                    $ 8,270,000    $  8,203,220
Federal Home Loan Banks,
  5.11%, 4/16/07                                     30,987,000      30,809,183
Federal Agricultural Mortgage Corporation,
  5.12%, 2/12/07                                     13,700,000      13,658,677
                                                                   ------------

Total U.S. Agency Obligations
  (Cost $52,671,080)                                                 52,671,080
                                                                   ------------

REPURCHASE AGREEMENTS- .5%
Securities Held Under Repurchase Agreements,
  4.65%, 2/1/07, with State Street Bank
  and Trust Company dtd 1/31/07, repurchase
  price $251,500, collateralized by
  Federal National Mortgage Association
  (par value $840,000, 4.50%, due 5/1/10)               251,500         251,500
                                                                   ------------

Total Investments
  (Cost $52,922,580) (a)                                  100.5%     52,922,580
Liabilities in Excess of Other Assets                      (0.5)       (285,851)
                                                    -----------    ------------
Net Assets                                                100.0%   $ 52,636,729
                                                    ===========    ============

(a) At January 31,2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes was the same as the cost for financial reporting purposes.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By /s/Dan C. Chung

Daniel C. Chung

President

Date: March 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/Dan C. Chung

Daniel C. Chung

President

Date: March 20, 2007



By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: March 20, 2007